Financial Risk Management Objectives and Policies (Details 1) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Cash (AUD/USD)	$ 4,727,430	$ 3,994,924	$ 2,290,639
Trade and other receivable (AUD/USD)	1,683,305	1,768,237
Trade and other payables (AUD/USD)	689,326	1,290,389
Foreign Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash (AUD/USD)	4,222,310	2,770,682
Trade and other receivable (AUD/USD)	161,138	126,207
Trade and other payables (AUD/USD)	57,667	502,651
Trade and other payables (AUD/CHF)
Trade and other payables (AUD/NZD)
Trade and other payables (AUD/ISL)	$ 4,320	$ 20,489